Consolidated Statements of Changes in Stockholders' Deficit (FY) - USD ($)	Common stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021
Issuance of founder shares	$ 474	24,526		25,000
Issuance of founder shares (in Shares)	4,743,750
Issuance of representative shares	$ 45	3,570,531		3,570,576
Issuance of representative shares (in Shares)	450,000
Excess of proceeds above fair value of Private Placement Warrants		3,997,687		3,997,687
Excess of proceeds above fair value of Private Placement Warrants (in Shares)
Accretion of common stock to redemption amount		(7,592,744)	(6,210,182)	(13,802,926)
Net income			300,433	300,433
Balance at Dec. 31, 2021	$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Net income			3,709,017	3,709,017
Balance at Mar. 31, 2022	$ 519		(2,200,732)	(2,200,213)
Balance (in Shares) at Mar. 31, 2022	5,193,750
Balance at Dec. 31, 2021	$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Net income				6,685,193
Balance at Sep. 30, 2022	$ 519		(374,375)	(373,856)
Balance (in Shares) at Sep. 30, 2022	5,193,750
Balance at Dec. 31, 2021	$ 519		(5,909,749)	$ (5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Issuance of representative shares (in Shares)				618,750
Accretion of common stock to redemption amount			(1,877,984)	$ (1,877,984)
Accretion of common stock to redemption amount (in Shares)
Net income			7,167,738	7,167,738
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Balance at Mar. 31, 2022	$ 519		(2,200,732)	(2,200,213)
Balance (in Shares) at Mar. 31, 2022	5,193,750
Accretion of common stock to redemption amount			(132,478)	(132,478)
Net income			1,212,363	1,212,363
Balance at Jun. 30, 2022	$ 519		(1,120,847)	(1,120,328)
Balance (in Shares) at Jun. 30, 2022	5,193,750
Accretion of common stock to redemption amount			(1,017,341)	(1,017,341)
Net income			1,763,813	1,763,813
Balance at Sep. 30, 2022	$ 519		(374,375)	(373,856)
Balance (in Shares) at Sep. 30, 2022	5,193,750
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Accretion of common stock to redemption amount			(1,279,617)	(1,279,617)
Net income			440,895	440,895
Balance at Mar. 31, 2023	$ 519		(3,307,172)	(3,306,653)
Balance (in Shares) at Mar. 31, 2023	5,193,750
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Net income				925,939
Balance at Sep. 30, 2023	$ 519		(3,483,845)	(3,483,326)
Balance (in Shares) at Sep. 30, 2023	5,193,750
Balance at Mar. 31, 2023	$ 519		(3,307,172)	(3,306,653)
Balance (in Shares) at Mar. 31, 2023	5,193,750
Accretion of common stock to redemption amount			(419,670)	(419,670)
Net income			852,389	852,389
Balance at Jun. 30, 2023	$ 519		(2,874,453)	(2,873,934)
Balance (in Shares) at Jun. 30, 2023	5,193,750
Accretion of common stock to redemption amount			(242,047)	(242,047)
Net income			(367,345)	(367,345)
Balance at Sep. 30, 2023	$ 519		$ (3,483,845)	$ (3,483,326)
Balance (in Shares) at Sep. 30, 2023	5,193,750